UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Concentrated Core Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 15.1%

3,800	Boeing Company	$513,950

4,200	Northrop Grumman Corporation	510,510

5,200	Raytheon Company	507,364
	Total Aerospace & Defense	1,531,824

	Auto Components – 4.9%

7,300	Delphi Automotive PLC	504,138

	Automobiles – 5.0%

31,000	Ford Motor Company	509,640

	Biotechnology – 10.0%

4,400	Amgen Inc.	510,356

6,200	Gilead Sciences, Inc., (2)	503,502
	Total Biotechnology	1,013,858

	Computers & Peripherals – 15.1%

800	Apple, Inc.	506,400

15,400	Hewlett-Packard Company	515,900

5,900	Western Digital Corporation	518,315
	Total Computers & Peripherals	1,540,615

	Diversified Telecommunication Services – 5.0%

13,500	CenturyLink Inc.	508,545

	Health Care Providers & Services – 15.1%

7,300	Cardinal Health, Inc.	515,599

6,400	UnitedHealth Group Incorporated	509,632

4,700	Wellpoint Inc.	509,292
	Total Health Care Providers & Services	1,534,523

	Media – 15.0%

6,200	DirecTV, (2)	511,128

3,600	Time Warner Cable, Class A	508,176

5,900	Viacom Inc., Class B	503,447
	Total Media	1,522,751

	Multiline Retail – 5.1%

8,600	Macy’s, Inc.	515,054

	Pharmaceuticals – 4.5%

7,800	Eli Lilly and Company	466,908

Nuveen Investments	1

Nuveen Concentrated Core Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Software – 5.0%

6,400	Intuit, Inc.	$507,456
	Total Long-Term Investments (cost $9,296,293)	10,155,312
	Other Assets Less Liabilities – 0.2%	21,300
	Net Assets – 100%	$10,176,612

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$10,155,312	$—	$—	$10,155,312

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $9,297,645.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$885,997
Depreciation	(28,330)
Net unrealized appreciation (depreciation) of investments	$857,667

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

2	Nuveen Investments

Nuveen Core Dividend Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.1%

	COMMON STOCKS – 100.1%

	Aerospace & Defense – 4.2%

1,500	Boeing Company	$202,875

1,400	Huntington Ingalls Industries Inc.	139,762

600	Northrop Grumman Corporation	72,930

1,500	Raytheon Company	146,355
	Total Aerospace & Defense	561,922

	Air Freight & Logistics – 1.3%

1,700	United Parcel Service, Inc., Class B	176,596

	Airlines – 1.7%

1,000	Copa Holdings SA	142,930

3,100	Southwest Airlines Co.	81,995
	Total Airlines	224,925

	Auto Components – 1.8%

1,300	Delphi Automotive PLC	89,778

3,200	Johnson Controls, Inc.	154,752
	Total Auto Components	244,530

	Automobiles – 0.8%

6,500	Ford Motor Company	106,860

	Banks – 0.2%

600	Wells Fargo & Company	30,468

	Beverages – 1.7%

2,600	PepsiCo, Inc.	229,658

	Biotechnology – 1.5%

1,700	Amgen Inc.	197,183

	Building Products – 0.2%

900	Masco Corporation	19,170

	Capital Markets – 3.2%

1,300	Ameriprise Financial, Inc.	146,393

2,700	Lazard Limited	136,350

300	T. Rowe Price Group Inc.	24,459

1,900	Waddell & Reed Financial, Inc., Class A	114,722
	Total Capital Markets	421,924

	Chemicals – 1.3%

3,400	Dow Chemical Company	177,208

Nuveen Investments	3

Nuveen Core Dividend Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 3.0%

4,100	KAR Auction Services Inc.	$125,214

4,900	Pitney Bowes Inc.	135,387

8,500	R.R. Donnelley & Sons Company	134,640
	Total Commercial Services & Supplies	395,241

	Computers & Peripherals – 8.3%

800	Apple, Inc.	506,400

5,900	EMC Corporation	156,704

4,300	Hewlett-Packard Company	144,050

3,000	Lexmark International, Inc., Class A	130,770

4,000	NetApp, Inc.	148,040

300	Western Digital Corporation	26,355
	Total Computers & Peripherals	1,112,319

	Construction & Engineering – 0.5%

500	Fluor Corporation	37,540

700	URS Corporation	31,500
	Total Construction & Engineering	69,040

	Consumer Finance – 0.9%

2,100	Discover Financial Services	124,173

	Containers & Packaging – 0.2%

600	Silgan Holdings, Inc.	29,298

	Diversified Financial Services – 0.9%

1,400	Moody’s Corporation	119,756

	Diversified Telecommunication Services – 7.2%

7,400	AT&T Inc.	262,478

4,000	CenturyLink Inc.	150,680

23,700	Frontier Communications Corporation	137,223

5,300	Verizon Communications Inc.	264,788

14,500	Windstream Holdings Inc.	138,765
	Total Diversified Telecommunication Services	953,934

	Electric Utilities – 1.1%

1,900	Entergy Corporation	143,298

	Electronic Equipment & Instruments – 1.9%

7,100	Jabil Circuit Inc.	133,622

8,100	Vishay Intertechnology Inc.	120,852
	Total Electronic Equipment & Instruments	254,474

	Health Care Equipment & Supplies – 2.3%

100	Becton, Dickinson and Company	11,770

300	C. R. Bard, Inc.	44,373

4	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

2,000	Hill Rom Holdings Inc.	$79,380

2,800	Medtronic, Inc.	170,884
	Total Health Care Equipment & Supplies	306,407

	Health Care Providers & Services – 1.5%

1,200	Cardinal Health, Inc.	84,756

1,400	UnitedHealth Group Incorporated	111,482
	Total Health Care Providers & Services	196,238

	Hotels, Restaurants & Leisure – 4.9%

2,600	Brinker International Inc.	129,090

2,000	Las Vegas Sands	153,040

3,300	Six Flags Entertainment Corporation	133,518

1,500	Wyndham Worldwide Corporation	110,895

600	Wynn Resorts Ltd	128,982
	Total Hotels, Restaurants & Leisure	655,525

	Household Durables – 1.3%

500	Tupperware Corporation	41,860

900	Whirlpool Corporation	129,195
	Total Household Durables	171,055

	Household Products – 0.2%

300	Procter & Gamble Company	24,237

	Industrial Conglomerates – 0.4%

2,100	General Electric Company	56,259

	Insurance – 2.1%

1,500	Ace Limited	155,565

1,200	PartnerRe Limited	128,844
	Total Insurance	284,409

	Internet & Catalog Retail – 0.7%

1,300	Expedia, Inc.	95,290

	Internet Software & Services – 0.9%

1,800	IAC/InterActiveCorp.	119,178

	IT Services – 3.0%

2,400	Broadridge Financial Solutions, Inc.	98,448

300	DST Systems Inc.	27,345

3,200	Paychex, Inc.	131,552

11,700	Xerox Corporation	144,495
	Total IT Services	401,840

	Machinery – 3.8%

1,700	Caterpillar Inc.	173,791

Nuveen Investments	5

Nuveen Core Dividend Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

1,000	Dover Corporation	$87,180

1,700	IDEX Corporation	130,356

900	Parker Hannifin Corporation	112,707
	Total Machinery	504,034

	Media – 6.3%

7,400	Cablevision Systems Corporation	130,462

2,100	Cinemark Holdings Inc.	66,192

5,400	Interpublic Group Companies, Inc.	103,248

400	Lamar Advertising Company	19,736

6,900	Regal Entertainment Group, Class A	134,619

1,100	Time Warner Cable, Class A	155,276

2,000	Time Warner Inc.	139,660

1,100	Viacom Inc., Class B	93,863
	Total Media	843,056

	Multiline Retail – 2.0%

2,200	Kohl’s Corporation	119,768

2,500	Macy’s, Inc.	149,725
	Total Multiline Retail	269,493

	Oil, Gas & Consumable Fuels – 3.0%

300	Chevron Corporation	36,837

2,900	CVTR Energy Inc.	136,474

1,700	Exxon Mobil Corporation	170,901

1,100	Valero Energy Corporation	61,655
	Total Oil, Gas & Consumable Fuels	405,867

	Paper & Forest Products – 2.1%

1,400	Domtar Corporation	127,232

3,100	International Paper Company	147,653
	Total Paper & Forest Products	274,885

	Personal Products – 1.1%

2,200	Herbalife, Limited	142,626

	Pharmaceuticals – 2.6%

400	AbbVie Inc.	21,732

600	Johnson & Johnson	60,876

8,700	Pfizer Inc.	257,781
	Total Pharmaceuticals	340,389

	Real Estate Investment Trust – 2.8%

1,700	American Capital Agency Corporation	40,341

43,600	Chimera Investments Corporation	137,340

1,700	Corrections Corporation of America	55,301

6	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

16,500	MFA Mortgage Investments, Inc.	$135,795
	Total Real Estate Investment Trust	368,777

	Semiconductors & Equipment – 1.0%

600	Intel Corporation	16,392

5,800	NVIDIA Corporation	110,200
	Total Semiconductors & Equipment	126,592

	Software – 6.7%

4,500	Activision Blizzard Inc.	93,510

4,400	CA Inc.	126,236

13,700	Compuware Corporation	135,630

8,900	Microsoft Corporation	364,366

1,700	Oracle Corporation	71,434

4,500	Symantec Corporation	98,955
	Total Software	890,131

	Specialty Retail – 4.7%

900	Best Buy Co., Inc.	24,894

3,300	GameStop Corporation	124,905

3,200	Gap, Inc.	131,936

2,600	Home Depot, Inc.	208,598

1,600	Lowe’s Companies, Inc.	75,328

5,800	Staples, Inc.	65,250
	Total Specialty Retail	630,911

	Thrifts & Mortgage Finance – 0.9%

8,400	People’s United Financial, Inc.	120,708

	Tobacco – 3.9%

4,600	Altria Group, Inc.	191,176

2,500	Lorillard Inc.	155,425

1,900	Philip Morris International	168,226
	Total Tobacco	514,827
	Total Long-Term Investments (cost $12,522,186)	13,334,711
	Other Assets Less Liabilities – (0.1)%	(9,719)
	Net Assets – 100%	$13,324,992

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	7

Nuveen Core Dividend Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$13,334,711	$ —	$ —	$13,334,711

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $12,523,122.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$906,114
Depreciation	(94,525)
Net unrealized appreciation (depreciation) of investments	$811,589

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

8	Nuveen Investments

Nuveen Equity Market Neutral Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 70.9%

	COMMON STOCKS – 70.9%

	Aerospace & Defense – 2.9%

3,000	Boeing Company	$405,750

4,100	Huntington Ingalls Industries Inc.	409,303

3,800	Raytheon Company	370,766
	Total Aerospace & Defense	1,185,819

	Airlines – 2.3%

3,000	Copa Holdings SA	428,790

3,600	Delta Air Lines, Inc.	143,676

13,900	Southwest Airlines Co.	367,655
	Total Airlines	940,121

	Auto Components – 1.9%

5,700	Delphi Automotive PLC	393,642

4,600	Lear Corporation	405,030
	Total Auto Components	798,672

	Automobiles – 0.3%

8,300	Ford Motor Company	136,452

	Biotechnology – 2.5%

3,600	Amgen Inc.	417,564

5,000	Gilead Sciences, Inc., (2)	406,050

7,000	Myriad Genentics Inc., (2)	232,120
	Total Biotechnology	1,055,734

	Building Products – 0.1%

2,500	Masco Corporation	53,250

	Capital Markets – 0.4%

2,900	Waddell & Reed Financial, Inc., Class A	175,102

	Chemicals – 1.0%

7,200	Cabot Corporation	407,160

	Commercial Services & Supplies – 0.9%

11,500	Pitney Bowes Inc.	317,745

	Communications Equipment – 0.4%

18,200	Brocade Communications Systems Inc., (2)	165,984

	Computers & Peripherals – 4.5%

700	Apple, Inc.	443,100

11,700	Hewlett-Packard Company	391,950

Nuveen Investments	9

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Computers & Peripherals (continued)

9,200	Lexmark International, Inc., Class A	$401,028

11,300	NetApp, Inc.	418,213

2,300	Western Digital Corporation	202,055
	Total Computers & Peripherals	1,856,346

	Construction & Engineering – 2.3%

9,600	AECOM Technology Corporation, (2)	308,544

3,700	Fluor Corporation	277,796

8,100	URS Corporation	364,500
	Total Construction & Engineering	950,840

	Consumer Finance – 0.9%

5,000	Capital One Financial Corporation	394,450

	Containers & Packaging – 1.6%

5,200	Ball Corporation	313,872

1,900	Rock-Tenn Company	191,957

3,500	Silgan Holdings, Inc.	170,905
	Total Containers & Packaging	676,734

	Diversified Consumer Services – 0.7%

10,800	Apollo Group, Inc., (2)	289,440

	Diversified Telecommunication Services – 4.0%

3,600	CenturyLink Inc.	135,612

65,400	Frontier Communications Corporation	378,666

21,200	Intelsat SA, (2)	411,068

7,900	Level 3 Communications Inc., (2)	344,835

43,800	Windstream Holdings Inc.	419,166
	Total Diversified Telecommunication Services	1,689,347

	Electronic Equipment & Instruments – 2.0%

10,200	Dolby Laboratories, Inc., (2)	423,708

2,500	Jabil Circuit Inc.	47,050

6,300	Tech Data Corporation, (2)	374,913
	Total Electronic Equipment & Instruments	845,671

	Health Care Equipment & Supplies – 2.7%

2,800	C. R. Bard, Inc.	414,148

9,300	Hill Rom Holdings Inc.	369,117

5,800	Medtronic, Inc.	353,974
	Total Health Care Equipment & Supplies	1,137,239

	Health Care Providers & Services – 2.4%

2,300	Cardinal Health, Inc.	162,449

2,100	McKesson HBOC Inc.	398,244

10	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

4,300	UnitedHealth Group Incorporated	$342,409

1,000	Wellpoint Inc.	108,360
	Total Health Care Providers & Services	1,011,462

	Hotels, Restaurants & Leisure – 3.4%

8,300	Brinker International Inc.	412,095

6,500	Hyatt Hotels Corporation, Class A, (2)	397,540

36,000	Penn National Gaming, Inc., (2)	419,760

2,300	Wyndham Worldwide Corporation	170,039
	Total Hotels, Restaurants & Leisure	1,399,434

	Household Durables – 1.0%

2,800	Whirlpool Corporation	401,940

	Insurance – 0.6%

3,000	Aspen Insurance Holdings Limited	137,850

1,200	PartnerRe Limited	128,844
	Total Insurance	266,694

	Internet & Catalog Retail – 1.0%

5,800	Expedia, Inc.	425,140

	Internet Software & Services – 0.4%

3,600	VeriSign, Inc., (2)	180,288

	IT Services – 5.7%

16,100	Booz Allen Hamilton Holding	356,293

2,300	Computer Sciences Corporation	144,647

2,700	DST Systems Inc.	246,105

5,500	Gartner Inc., (2)	390,995

5,700	Global Payments Inc.	390,792

14,800	NeuStar, Inc., (2)	414,696

33,700	Xerox Corporation	416,195
	Total IT Services	2,359,723

	Machinery – 5.2%

13,800	Allision Transmission Holdings Inc.	427,386

3,900	Caterpillar Inc.	398,697

5,100	IDEX Corporation	391,068

4,800	Joy Global Inc.	274,320

6,000	Oshkosh Truck Corporation	324,300

2,800	Parker Hannifin Corporation	350,644
	Total Machinery	2,166,415

	Media – 4.5%

4,900	DirecTV, (2)	403,956

Nuveen Investments	11

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Media (continued)

900	Dish Network Corporation, Class A, (2)	$52,794

2,600	Interpublic Group Companies, Inc.	49,712

2,100	Omnicom Group, Inc.	149,415

2,600	Regal Entertainment Group, Class A	50,726

13,000	Starz, Class A, (2)	397,800

2,900	Time Warner Cable, Class A	409,364

4,400	Viacom Inc., Class B	375,452
	Total Media	1,889,219

	Multiline Retail – 2.0%

7,400	Kohl’s Corporation	402,856

7,100	Macy’s, Inc.	425,219
	Total Multiline Retail	828,075

	Oil, Gas & Consumable Fuels – 3.7%

12,300	Chesapeake Energy Corporation	353,256

61,600	SandRidge Energy Inc., (2)	410,872

5,300	SM Energy Company	401,793

6,400	Valero Energy Corporation	358,720
	Total Oil, Gas & Consumable Fuels	1,524,641

	Paper & Forest Products – 0.9%

4,300	Domtar Corporation	390,784

	Personal Products – 1.0%

6,200	Herbalife, Limited	401,946

	Road & Rail – 1.0%

7,200	Avis Budget Group Inc., (2)	412,056

	Semiconductors & Equipment – 0.2%

5,100	NVIDIA Corporation	96,900

	Software – 3.0%

19,900	Activision Blizzard Inc.	413,522

5,700	CA Inc.	163,533

5,400	Intuit, Inc.	428,166

5,400	Oracle Corporation	226,908
	Total Software	1,232,129

	Specialty Retail – 1.8%

14,700	Best Buy Co., Inc.	406,602

2,300	GameStop Corporation	87,055

6,500	Gap, Inc.	267,995
	Total Specialty Retail	761,652

12	Nuveen Investments

Shares	Description (1)			Value

	Tobacco – 0.9%

6,100	Lorillard Inc.			$379,237

	Trading Companies & Distributors – 0.8%

4,100	WESCO International Inc., (2)			350,222
	Total Long-Term Investments (cost $27,515,151)			29,554,063

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 36.1%

	Repurchase Agreements – 36.1%

$15,081	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/30/14, repurchase price $15,081,054, collateralized by $15,990,000 U.S. Treasury Notes, 1.125%, due 4/30/20, value $15,385,050	0.000%	6/02/14	$15,081,054
	Total Short-Term Investments (cost $15,081,054)			15,081,054
	Total Investments (cost $42,596,205) – 107.0%			44,635,117

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (67.5)% (3)

	Aerospace & Defense – (1.9)%

(11,300)	Spirit AeroSystems Holdings Inc., (2)			$(366,685)

(5,800)	Triumph Group Inc.			(401,940)
	Total Aerospace & Defense			(768,625)

	Automobiles – (1.0)%

(2,000)	Tesla Motors Inc., (2)			(415,540)

	Banks – (0.7)%

(26,400)	First Horizon National Corporation			(302,544)

	Biotechnology – (0.3)%

(2,400)	BioMarin Pharmaceutical Inc., (2)			(139,104)

	Capital Markets – (0.4)%

(2,500)	Northern Trust Corporation			(151,000)

	Chemicals – (0.3)%

(1,600)	FMC Corporation			(122,496)

	Commercial Services & Supplies – (0.6)%

(3,400)	Copart Inc., (2)			(120,938)

(4,000)	Rollins Inc.			(122,680)
	Total Commercial Services & Supplies			(243,618)

	Communications Equipment – (1.9)%

(12,000)	JDS Uniphase Corporation, (2)			(131,640)

(5,700)	Motorola Solutions Inc.			(384,294)

(3,800)	Palo Alto Networks, Incorporated, (2)			(284,658)
	Total Communications Equipment			(800,592)

Nuveen Investments	13

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Computers & Peripherals – (1.8)%

(10,100)	NCR Corporation, (2)	$(329,866)

(4,300)	Stratasys, Inc., (2)	(399,986)
	Total Computers & Peripherals	(729,852)

	Construction Materials – (1.7)%

(4,000)	Eagle Materials Inc.	(347,880)

(2,900)	Martin Marietta Materials	(356,120)
	Total Construction Materials	(704,000)

	Containers & Packaging – (0.9)%

(11,900)	Sealed Air Corporation	(391,867)

	Electric Utilities – (1.8)%

(4,000)	NextEra Energy Inc.	(389,440)

(10,000)	OGE Energy Corp.	(367,300)
	Total Electric Utilities	(756,740)

	Electrical Equipment – (1.8)%

(12,100)	Babcock & Wilcox Company	(391,072)

(7,100)	Solarcity Corporation, (2)	(372,750)
	Total Electrical Equipment	(763,822)

	Electronic Equipment & Instruments – (0.9)%

(5,500)	National Instruments Corporation	(157,520)

(6,600)	Trimble Navigation Limited, (2)	(238,062)
	Total Electronic Equipment & Instruments	(395,582)

	Energy Equipment & Services – (3.9)%

(500)	Atwood Oceanics Inc., (2)	(24,675)

(6,300)	Dresser Rand Group, Inc., (2)	(385,560)

(16,800)	Franks International NV	(400,512)

(56,500)	McDermott International Inc., (2)	(410,190)

(7,500)	Tidewater Inc.	(390,900)
	Total Energy Equipment & Services	(1,611,837)

	Food Products – (1.4)%

(24,500)	Dean Foods Company	(425,810)

(2,000)	McCormick & Company, Incorporated	(144,620)
	Total Food Products	(570,430)

	Health Care Providers & Services – (1.4)%

(5,300)	Brookdale Senior Living Inc., (2)	(176,278)

(8,400)	Tenet Healthcare Corporation, (2)	(394,800)
	Total Health Care Providers & Services	(571,078)

	Health Care Technology – (0.3)%

(8,500)	Allscripts Healthcare Solutions Inc., (2)	(125,290)

14	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – (1.0)%

(12,100)	Norwegian Cruise Line Holdings Limited, (2)	$(408,375)

	Household Durables – (2.7)%

(15,500)	D.R. Horton, Inc.	(367,040)

(9,100)	Lennar Corporation, Class A	(372,190)

(10,700)	Toll Brothers Inc., (2)	(387,554)
	Total Household Durables	(1,126,784)

	Household Products – (0.9)%

(4,800)	Procter & Gamble Company	(387,792)

	Insurance – (1.1)%

(13,000)	Brown & Brown Inc.	(392,470)

(1,700)	Fidelity National Title Group Inc., Class A	(56,678)
	Total Insurance	(449,148)

	Internet Software & Services – (1.5)%

(1,000)	Equinix Inc., (2)	(198,750)

(400)	LinkedIn Corporation, Class A Shares, (2)	(64,036)

(10,700)	Twitter Inc., (2)	(347,108)
	Total Internet Software & Services	(609,894)

	IT Services – (0.6)%

(7,600)	VeriFone Holdings Inc., (2)	(249,356)

	Leisure Equipment & Products – (0.9)%

(9,700)	Mattel, Inc.	(376,651)

	Life Sciences Tools & Services – (0.9)%

(16,900)	Qiagen NV, (2)	(388,024)

	Machinery – (1.9)%

(3,500)	Harsco Corporation	(94,430)

(11,700)	Navistar International Corporation, (2)	(400,959)

(3,500)	Stanley Black & Decker Inc.	(305,900)
	Total Machinery	(801,289)

	Media – (0.9)%

(11,000)	Thomson Corporation	(381,590)

	Metals & Mining – (2.6)%

(7,200)	Nucor Corporation	(364,536)

(13,700)	Southern Copper Corporation	(407,164)

(15,300)	Tahoe Resources Inc., (2)	(317,934)
	Total Metals & Mining	(1,089,634)

	Multiline Retail – (0.7)%

(20,800)	J.C. Penney Company, Inc., (2)	(186,992)

(2,200)	Sears Holding Corporation, (2)	(92,521)
	Total Multiline Retail	(279,513)

Nuveen Investments	15

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – (2.8)%

(5,700)	Dominion Resources, Inc.	$(393,072)

(10,400)	NiSource Inc.	(388,648)

(3,900)	Sempra Energy	(391,365)
	Total Multi-Utilities	(1,173,085)

	Oil, Gas & Consumable Fuels – (8.1)%

(1,700)	Cabot Oil & Gas Corporation	(61,608)

(6,900)	Cheniere Energy Inc., (2)	(469,959)

(21,700)	Cobalt International Energy, Inc., (2)	(401,233)

(5,700)	CONSOL Energy Inc.	(251,769)

(9,000)	Golar LNG, Limited	(418,950)

(4,800)	Gulfport Energy Corporation, (2)	(295,344)

(5,900)	ONEOK, Inc.	(380,491)

(3,900)	Range Resources Corporation	(362,505)

(9,500)	Spectra Energy Corporation	(385,510)

(2,400)	Teekay Shipping Corporation	(138,840)

(4,700)	Williams Companies, Inc.	(220,712)
	Total Oil, Gas & Consumable Fuels	(3,386,921)

	Pharmaceuticals – (2.9)%

(8,500)	Hospira Inc., (2)	(417,945)

(2,900)	Perrigo Company	(400,780)

(14,300)	Theravance Inc., (2)	(409,695)
	Total Pharmaceuticals	(1,228,420)

	Road & Rail – (0.4)%

(1,400)	Kansas City Southern Industries	(150,528)

	Semiconductors & Equipment – (2.4)%

(7,700)	Analog Devices, Inc.	(403,326)

(9,900)	Applied Materials, Inc.	(199,881)

(5,900)	Cree, Inc., (2)	(283,908)

(2,300)	Microchip Technology Incorporated	(109,480)
	Total Semiconductors & Equipment	(996,595)

	Software – (3.5)%

(4,900)	Concur Technologies, Inc., (2)	(418,313)

(3,300)	NetSuite Inc., (2)	(265,617)

(21,800)	Nuance Communications, Inc., (2)	(352,833)

(7,700)	ServiceNow Inc., (2)	(402,787)

(500)	Workday Inc., Class A, (2)	(39,185)
	Total Software	(1,478,735)

16	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail – (2.2)%

(8,600)	CarMax, Inc., (2)	$(381,066)

(3,200)	Sally Beauty Holdings Inc., (2)	(81,984)

(3,400)	Signet Jewelers Limited	(360,706)

(1,600)	Tractor Supply Company	(104,032)
	Total Specialty Retail	(927,788)

	Textiles, Apparel & Luxury Goods – (1.3)%

(3,000)	PVH Corporation	(394,890)

(3,000)	Under Armour, Inc., (2)	(152,370)
	Total Textiles, Apparel & Luxury Goods	(547,260)

	Thrifts & Mortgage Finance – (0.4)%

(13,000)	TFS Financial Corporation, (2)	(175,240)

	Tobacco – (0.9)%

(6,300)	Reynolds American Inc.	(375,669)

	Trading Companies & Distributors – (1.9)%

(8,300)	Fastenal Company	(404,625)

(14,600)	HD Suplly Holdings Inc., (2)	(383,542)
	Total Trading Companies & Distributors	(788,167)

	Water Utilities – (1.0)%

(15,800)	Aqua America Inc.	(401,004)

	Wireless Telecommunication Services – (1.0)%

(42,600)	Sprint Corporation, (2)	(406,830)
	Total Common Stocks Sold Short (cost $26,755,483)	(28,148,309)
	Other Assets Less Liabilities – 60.5%	25,238,097
	Net Assets – 100%	$41,724,905

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	17

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$29,554,063	$—	$—	$29,554,063
Short-Term Investments:
Repurchase Agreements	—	15,081,054	—	15,081,054
Common Stocks Sold Short	(28,148,309)	—	—	(28,148,309)
Total	$1,405,754	$15,081,054	$—	$16,486,808

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments (excluding common stocks sold short) was $42,621,567.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,358,050
Depreciation	(344,500)
Net unrealized appreciation (depreciation) of investments	$2,013,550

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, cash and long-term investments with a value of $11,317,635 have been pledged as collateral for Common Stocks Sold Short.

18	Nuveen Investments

Nuveen Large Cap Core Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMON STOCKS – 98.1%

	Aerospace & Defense – 4.4%

3,400	Boeing Company	$459,850

3,100	Huntington Ingalls Industries Inc.	309,473

2,000	Northrop Grumman Corporation	243,100

3,600	Raytheon Company	351,252
	Total Aerospace & Defense	1,363,675

	Airlines – 1.8%

100	Copa Holdings SA	14,293

5,600	Delta Air Lines, Inc.	223,496

12,000	Southwest Airlines Co.	317,400
	Total Airlines	555,189

	Auto Components – 1.8%

4,600	Delphi Automotive PLC	317,676

1,400	Johnson Controls, Inc.	67,704

2,000	Lear Corporation	176,100
	Total Auto Components	561,480

	Automobiles – 1.3%

24,300	Ford Motor Company	399,492

	Banks – 0.3%

400	JP Morgan Chase & Co.	22,228

1,500	Wells Fargo & Company	76,170
	Total Banks	98,398

	Biotechnology – 4.8%

1,900	Alexion Pharmaceuticals Inc., (2)	316,008

3,800	Amgen Inc.	440,762

500	Celgene Corporation, (2)	76,515

5,700	Gilead Sciences, Inc., (2)	462,897

5,800	Myriad Genentics Inc., (2)	192,328
	Total Biotechnology	1,488,510

	Building Products – 0.4%

5,100	Masco Corporation	108,630

	Capital Markets – 1.9%

1,600	Ameriprise Financial, Inc.	180,176

1,600	Goldman Sachs Group, Inc.	255,696

3,200	Lazard Limited	161,600
	Total Capital Markets	597,472

Nuveen Investments	19

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.2%

6,900	Dow Chemical Company	$359,628

	Commercial Services & Supplies – 0.9%

10,400	Pitney Bowes Inc.	287,352

	Communications Equipment – 0.4%

15,100	Brocade Communications Systems Inc., (2)	137,712

	Computers & Peripherals – 7.8%

1,800	Apple, Inc.	1,139,400

12,000	Hewlett-Packard Company	402,000

7,100	Lexmark International, Inc., Class A	309,489

8,700	NetApp, Inc.	321,987

2,700	Western Digital Corporation	237,195
	Total Computers & Peripherals	2,410,071

	Construction & Engineering – 2.3%

5,800	AECOM Technology Corporation, (2)	186,412

2,800	Fluor Corporation	210,224

6,800	URS Corporation	306,000
	Total Construction & Engineering	702,636

	Consumer Finance – 2.2%

4,400	Capital One Financial Corporation	347,116

5,600	Discover Financial Services	331,128
	Total Consumer Finance	678,244

	Containers & Packaging – 1.5%

4,900	Ball Corporation	295,764

3,200	Silgan Holdings, Inc.	156,256
	Total Containers & Packaging	452,020

	Diversified Consumer Services – 0.7%

7,500	Apollo Group, Inc., (2)	201,000

	Diversified Financial Services – 0.2%

400	Berkshire Hathaway Inc., Class B, (2)	51,336

	Diversified Telecommunication Services – 6.7%

16,900	AT&T Inc.	599,443

8,900	CenturyLink Inc.	335,263

46,700	Frontier Communications Corporation	270,393

15,700	Intelsat SA, (2)	304,423

5,300	Verizon Communications Inc.	264,788

31,000	Windstream Holdings Inc.	296,670
	Total Diversified Telecommunication Services	2,070,980

20	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 2.7%

7,400	Dolby Laboratories, Inc., (2)	$307,396

11,200	Jabil Circuit Inc.	210,784

5,100	Tech Data Corporation, (2)	303,501
	Total Electronic Equipment & Instruments	821,681

	Health Care Equipment & Supplies – 2.9%

2,100	C. R. Bard, Inc.	310,611

5,600	Hill Rom Holdings Inc.	222,264

6,100	Medtronic, Inc.	372,283
	Total Health Care Equipment & Supplies	905,158

	Health Care Providers & Services – 5.3%

1,000	Aetna Inc.	77,550

3,300	Cardinal Health, Inc.	233,079

1,500	Humana Inc.	186,690

1,900	McKesson HBOC Inc.	360,316

5,400	UnitedHealth Group Incorporated	430,002

3,200	Wellpoint Inc.	346,752
	Total Health Care Providers & Services	1,634,389

	Hotels, Restaurants & Leisure – 4.7%

5,600	Brinker International Inc.	278,040

4,200	Hyatt Hotels Corporation, Class A, (2)	256,872

4,500	Las Vegas Sands	344,340

26,000	Penn National Gaming, Inc., (2)	303,160

3,500	Wyndham Worldwide Corporation	258,755
	Total Hotels, Restaurants & Leisure	1,441,167

	Household Durables – 0.9%

1,900	Whirlpool Corporation	272,745

	Household Products – 0.1%

600	Procter & Gamble Company	48,474

	Industrial Conglomerates – 0.4%

4,600	General Electric Company	123,234

	Insurance – 3.1%

4,900	Aspen Insurance Holdings Limited	225,155

1,600	Assurant Inc.	108,496

400	Everest Reinsurance Group Ltd	64,008

2,900	PartnerRe Limited	311,373

2,500	RenaisasnceRE Holdings, Limited	260,425
	Total Insurance	969,457

	Internet & Catalog Retail – 1.0%

4,300	Expedia, Inc.	315,190

Nuveen Investments	21

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services – 0.5%

3,000	VeriSign, Inc., (2)	$150,240

	IT Services – 5.0%

12,000	Booz Allen Hamilton Holding	265,560

1,600	DST Systems Inc.	145,840

3,700	Gartner Inc., (2)	263,033

4,000	Global Payments Inc.	274,240

9,400	NeuStar, Inc., (2)	263,388

26,500	Xerox Corporation	327,275
	Total IT Services	1,539,336

	Machinery – 4.7%

2,100	Allision Transmission Holdings Inc.	65,037

3,900	Caterpillar Inc.	398,697

3,600	IDEX Corporation	276,048

4,800	Joy Global Inc.	274,320

3,600	Oshkosh Truck Corporation	194,580

2,000	Parker Hannifin Corporation	250,460
	Total Machinery	1,459,142

	Media – 7.2%

13,200	Cablevision Systems Corporation	232,716

4,400	DirecTV, (2)	362,736

3,100	Dish Network Corporation, Class A, (2)	181,846

11,500	Interpublic Group Companies, Inc.	219,880

3,900	Omnicom Group, Inc.	277,485

8,800	Starz, Class A, (2)	269,280

2,600	Time Warner Cable, Class A	367,016

3,700	Viacom Inc., Class B	315,721
	Total Media	2,226,680

	Multiline Retail – 1.9%

4,700	Kohl’s Corporation	255,868

5,700	Macy’s, Inc.	341,373
	Total Multiline Retail	597,241

	Oil, Gas & Consumable Fuels – 4.8%

2,100	Apache Corporation	195,762

9,200	Chesapeake Energy Corporation	264,224

600	Chevron Corporation	73,674

3,900	Exxon Mobil Corporation	392,067

9,700	SandRidge Energy Inc., (2)	64,699

2,000	SM Energy Company	151,620

6,200	Valero Energy Corporation	347,510
	Total Oil, Gas & Consumable Fuels	1,489,556

22	Nuveen Investments

Shares	Description (1)			Value

	Paper & Forest Products – 0.9%

2,900	Domtar Corporation			$263,552

	Personal Products – 1.0%

4,600	Herbalife, Limited			298,218

	Pharmaceuticals – 0.5%

1,300	Johnson & Johnson			131,898

1,000	Pfizer Inc.			29,630
	Total Pharmaceuticals			161,528

	Road & Rail – 1.0%

5,300	Avis Budget Group Inc., (2)			303,319

	Semiconductors & Equipment – 0.5%

8,500	NVIDIA Corporation			161,500

	Software – 4.5%

15,100	Activision Blizzard Inc.			313,778

4,300	Intuit, Inc.			340,947

8,200	Microsoft Corporation			335,708

9,800	Oracle Corporation			411,796
	Total Software			1,402,229

	Specialty Retail – 2.9%

8,800	Best Buy Co., Inc.			243,408

2,400	GameStop Corporation			90,840

5,500	Gap, Inc.			226,765

6,800	Lowe’s Companies, Inc.			320,144
	Total Specialty Retail			881,157

	Tobacco – 1.0%

5,000	Lorillard Inc.			310,850
	Total Long-Term Investments (cost $27,779,583)			30,299,868

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.9%

	Repurchase Agreements – 1.9%

$578	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/30/14, repurchase price $577,667, collateralized by $615,000 U.S. Treasury Notes, 1.125%, due 4/30/20, value $591,733	0.000%	6/02/14	$577,667
	Total Short-Term Investments (cost $577,667)			577,667
	Total Investments (cost $28,357,250) – 100.0%			30,877,535
	Other Assets Less Liabilities – 0.0%			11,772
	Net Assets – 100%			$30,889,307

Nuveen Investments	23

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$30,299,868	$—	$—	$30,299,868
Short-Term Investments:
Repurchase Agreements	—	577,667	—	577,667
Total	$30,299,868	$577,667	$—	$30,877,535

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $28,358,174.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,736,488
Depreciation	(217,127)
Net unrealized appreciation (depreciation) of investments	$2,519,361

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

24	Nuveen Investments

Nuveen Large Cap Core Plus Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 129.8%

	COMMON STOCKS – 129.8%

	Aerospace & Defense – 6.2%

6,100	Boeing Company	$825,025

5,700	Huntington Ingalls Industries Inc.	569,031

4,700	Northrop Grumman Corporation	571,285

6,500	Raytheon Company	634,205
	Total Aerospace & Defense	2,599,546

	Airlines – 1.7%

2,700	Delta Air Lines, Inc.	107,757

22,400	Southwest Airlines Co.	592,480
	Total Airlines	700,237

	Auto Components – 3.0%

8,600	Delphi Automotive PLC	593,916

5,500	Johnson Controls, Inc.	265,980

4,200	Lear Corporation	369,810
	Total Auto Components	1,229,706

	Automobiles – 1.8%

43,700	Ford Motor Company	718,428

	Banks – 1.1%

700	JP Morgan Chase & Co.	38,899

3,500	PNC Financial Services Group, Inc.	298,445

2,600	Wells Fargo & Company	132,028
	Total Banks	469,372

	Biotechnology – 6.1%

2,800	Alexion Pharmaceuticals Inc., (2)	465,696

6,800	Amgen Inc.	788,732

10,900	Gilead Sciences, Inc., (2)	885,189

11,500	Myriad Genentics Inc., (2)	381,340
	Total Biotechnology	2,520,957

	Capital Markets – 2.0%

1,900	Goldman Sachs Group, Inc.	303,639

10,200	Lazard Limited	515,100
	Total Capital Markets	818,739

	Chemicals – 1.7%

13,400	Dow Chemical Company	698,408

Nuveen Investments	25

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.3%

20,100	Pitney Bowes Inc.	$555,363

	Communications Equipment – 0.6%

29,000	Brocade Communications Systems Inc., (2)	264,480

	Computers & Peripherals – 10.6%

3,300	Apple, Inc.	2,088,901

21,900	Hewlett-Packard Company	733,650

12,700	Lexmark International, Inc., Class A	553,593

16,700	NetApp, Inc.	618,067

4,900	Western Digital Corporation	430,465
	Total Computers & Peripherals	4,424,676

	Construction & Engineering – 3.4%

13,400	AECOM Technology Corporation, (2)	430,676

5,600	Fluor Corporation	420,448

12,200	URS Corporation	549,000
	Total Construction & Engineering	1,400,124

	Consumer Finance – 3.0%

8,500	Capital One Financial Corporation	670,565

9,700	Discover Financial Services	573,561
	Total Consumer Finance	1,244,126

	Containers & Packaging – 2.1%

9,600	Ball Corporation	579,456

6,300	Silgan Holdings, Inc.	307,629
	Total Containers & Packaging	887,085

	Diversified Consumer Services – 0.8%

12,700	Apollo Group, Inc., (2)	340,360

	Diversified Financial Services – 1.5%

800	Berkshire Hathaway Inc., Class B, (2)	102,672

6,200	Moody’s Corporation	530,348
	Total Diversified Financial Services	633,020

	Diversified Telecommunication Services – 7.8%

27,900	AT&T Inc.	989,613

16,000	CenturyLink Inc.	602,720

91,800	Frontier Communications Corporation	531,522

28,100	Intelsat SA, (2)	544,859

500	Verizon Communications Inc.	24,980

60,100	Windstream Holdings Inc.	575,157
	Total Diversified Telecommunication Services	3,268,851

26	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 2.0%

7,000	Dolby Laboratories, Inc., (2)	$290,780

9,100	Tech Data Corporation, (2)	541,541
	Total Electronic Equipment & Instruments	832,321

	Health Care Equipment & Supplies – 4.2%

4,000	C. R. Bard, Inc.	591,640

11,200	Hill Rom Holdings Inc.	444,528

11,500	Medtronic, Inc.	701,845
	Total Health Care Equipment & Supplies	1,738,013

	Health Care Providers & Services – 7.2%

1,900	Aetna Inc.	147,345

6,900	Cardinal Health, Inc.	487,347

3,500	Humana Inc.	435,610

3,600	McKesson HBOC Inc.	682,704

7,800	UnitedHealth Group Incorporated	621,114

5,800	Wellpoint Inc.	628,488
	Total Health Care Providers & Services	3,002,608

	Hotels, Restaurants & Leisure – 5.0%

10,400	Brinker International Inc.	516,360

8,500	Hyatt Hotels Corporation, Class A, (2)	519,860

600	Las Vegas Sands	45,912

45,100	Penn National Gaming, Inc., (2)	525,866

6,700	Wyndham Worldwide Corporation	495,331
	Total Hotels, Restaurants & Leisure	2,103,329

	Household Durables – 1.1%

3,300	Whirlpool Corporation	473,715

	Household Products – 0.2%

1,100	Procter & Gamble Company	88,869

	Industrial Conglomerates – 0.6%

8,600	General Electric Company	230,394

	Insurance – 3.1%

4,900	Aspen Insurance Holdings Limited	225,155

4,500	Assurant Inc.	305,145

5,200	PartnerRe Limited	558,324

2,000	RenaisasnceRE Holdings, Limited	208,340
	Total Insurance	1,296,964

	Internet & Catalog Retail – 1.4%

7,900	Expedia, Inc.	579,070

Nuveen Investments	27

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services – 0.9%

900	IAC/InterActiveCorp.	$59,589

6,700	VeriSign, Inc., (2)	335,536
	Total Internet Software & Services	395,125

	IT Services – 6.8%

22,700	Booz Allen Hamilton Holding	502,351

3,300	DST Systems Inc.	300,795

7,000	Gartner Inc., (2)	497,630

6,300	Global Payments Inc.	431,928

18,100	NeuStar, Inc., (2)	507,162

48,100	Xerox Corporation	594,035
	Total IT Services	2,833,901

	Machinery – 6.4%

1,900	Allision Transmission Holdings Inc.	58,843

7,000	Caterpillar Inc.	715,610

7,000	IDEX Corporation	536,760

9,400	Joy Global Inc.	537,210

6,200	Oshkosh Truck Corporation	335,110

4,000	Parker Hannifin Corporation	500,920
	Total Machinery	2,684,453

	Media – 10.1%

6,900	Cablevision Systems Corporation	121,647

7,900	DirecTV, (2)	651,276

8,800	Dish Network Corporation, Class A, (2)	516,208

23,300	Interpublic Group Companies, Inc.	445,496

7,100	Omnicom Group, Inc.	505,165

9,200	Regal Entertainment Group, Class A	179,492

16,500	Starz, Class A, (2)	504,900

4,700	Time Warner Cable, Class A	663,452

7,200	Viacom Inc., Class B	614,376
	Total Media	4,202,012

	Multiline Retail – 2.9%

10,600	Kohl’s Corporation	577,064

10,300	Macy’s, Inc.	616,867
	Total Multiline Retail	1,193,931

	Oil, Gas & Consumable Fuels – 7.3%

5,800	Apache Corporation	540,676

18,000	Chesapeake Energy Corporation	516,960

1,100	Chevron Corporation	135,069

7,000	Exxon Mobil Corporation	703,710

28	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

77,300	SandRidge Energy Inc., (2)	$515,591

11,500	Valero Energy Corporation	644,575
	Total Oil, Gas & Consumable Fuels	3,056,581

	Paper & Forest Products – 1.3%

5,700	Domtar Corporation	518,016

	Personal Products – 1.3%

8,500	Herbalife, Limited	551,055

	Pharmaceuticals – 1.2%

2,500	Johnson & Johnson	253,650

8,100	Pfizer Inc.	240,003
	Total Pharmaceuticals	493,653

	Road & Rail – 1.4%

9,700	Avis Budget Group Inc., (2)	555,131

	Software – 6.1%

26,900	Activision Blizzard Inc.	558,982

6,000	CA Inc.	172,140

7,700	Intuit, Inc.	610,533

9,700	Microsoft Corporation	397,118

19,200	Oracle Corporation	806,784
	Total Software	2,545,557

	Specialty Retail – 3.3%

12,400	Best Buy Co., Inc.	342,984

3,700	GameStop Corporation	140,045

5,600	Gap, Inc.	230,888

13,700	Lowe’s Companies, Inc.	644,996
	Total Specialty Retail	1,358,913

	Tobacco – 1.3%

8,800	Lorillard Inc.	547,095
	Total Long-Term Investments (cost $49,583,866)	54,054,184

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (29.9)% (3)

	Aerospace & Defense – (0.4)%

(3,600)	Spirit AeroSystems Holdings Inc., (2)	$(116,820)

(800)	Triumph Group Inc.	(55,440)
	Total Aerospace & Defense	(172,260)

	Airlines – (0.6)%

(3,400)	American Airlines Group Inc., (2)	(136,544)

Nuveen Investments	29

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Airlines (continued)

(2,800)	United Continental Holdings Inc., (2)	$(124,236)
	Total Airlines	(260,780)

	Automobiles – (0.3)%

(600)	Tesla Motors Inc., (2)	(124,662)

	Banks – (0.5)%

(5,600)	Fifth Third Bancorp.	(115,864)

(9,100)	First Horizon National Corporation	(104,286)
	Total Banks	(220,150)

	Biotechnology – (0.6)%

(400)	Regeneron Pharmaceuticals, Inc., (2)	(122,784)

(1,600)	Vertex Pharmaceuticals Inc., (2)	(115,616)
	Total Biotechnology	(238,400)

	Capital Markets – (0.1)%

(100)	Artisan Partners Asset Management Inc.	(5,752)

(400)	Northern Trust Corporation	(24,160)
	Total Capital Markets	(29,912)

	Chemicals – (1.2)%

(1,000)	Air Products & Chemicals Inc.	(119,970)

(1,800)	E.I. Du Pont de Nemours and Company	(124,758)

(600)	FMC Corporation	(45,936)

(1,000)	Monsanto Company	(121,850)

(800)	Praxair, Inc.	(105,792)
	Total Chemicals	(518,306)

	Commercial Services & Supplies – (0.1)%

(1,400)	Rollins Inc.	(42,938)

	Communications Equipment – (0.5)%

(1,900)	Motorola Solutions Inc.	(128,098)

(1,300)	Palo Alto Networks, Incorporated, (2)	(97,383)
	Total Communications Equipment	(225,481)

	Computers & Peripherals – (0.3)%

(2,700)	NCR Corporation, (2)	(88,182)

(400)	Stratasys, Inc., (2)	(37,208)
	Total Computers & Peripherals	(125,390)

	Construction & Engineering – (0.0)%

(200)	Chicago Bridge & Iron Company N.V.	(16,280)

	Construction Materials – (0.5)%

(1,000)	Eagle Materials Inc.	(86,970)

(900)	Martin Marietta Materials	(110,520)
	Total Construction Materials	(197,490)

30	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – (0.4)%

(1,800)	CME Group, Inc.	$(129,600)

(200)	IntercontinentalExchange Group Inc.	(39,280)
	Total Diversified Financial Services	(168,880)

	Electric Utilities – (1.2)%

(1,200)	Duke Energy Corporation	(85,296)

(1,300)	NextEra Energy Inc.	(126,568)

(1,500)	OGE Energy Corp.	(55,095)

(3,500)	PPL Corporation	(122,815)

(2,600)	Southern Company	(113,828)
	Total Electric Utilities	(503,602)

	Electrical Equipment – (0.7)%

(1,700)	Babcock & Wilcox Company	(54,944)

(1,600)	Emerson Electric Company	(106,768)

(2,200)	Solarcity Corporation, (2)	(115,500)
	Total Electrical Equipment	(277,212)

	Electronic Equipment & Instruments – (0.4)%

(600)	IPG Photonics Corporation, (2)	(37,860)

(1,400)	National Instruments Corporation	(40,096)

(2,500)	Trimble Navigation Limited, (2)	(90,175)
	Total Electronic Equipment & Instruments	(168,131)

	Energy Equipment & Services – (1.4)%

(1,400)	Dresser Rand Group, Inc., (2)	(85,680)

(4,500)	Franks International NV	(107,280)

(17,600)	McDermott International Inc., (2)	(127,776)

(3,500)	Seadrill Limited	(133,000)

(2,100)	Tidewater Inc.	(109,452)
	Total Energy Equipment & Services	(563,188)

	Food & Staples Retailing – (0.3)%

(500)	Sysco Corporation	(18,765)

(3,100)	Whole Foods Market, Inc.	(118,544)
	Total Food & Staples Retailing	(137,309)

	Food Products – (0.4)%

(500)	Hershey Foods Corporation	(48,670)

(1,700)	Kellogg Company	(117,266)
	Total Food Products	(165,936)

	Health Care Equipment & Supplies – (0.6)%

(1,700)	Baxter International, Inc.	(126,497)

(1,100)	Zimmer Holdings, Inc.	(114,785)
	Total Health Care Equipment & Supplies	(241,282)

Nuveen Investments	31

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services – (0.3)%

(2,300)	Tenet Healthcare Corporation, (2)	$(108,100)

	Health Care Technology – (0.4)%

(3,800)	Allscripts Healthcare Solutions Inc., (2)	(56,012)

(2,300)	Cerner Corporation, (2)	(124,315)
	Total Health Care Technology	(180,327)

	Hotels, Restaurants & Leisure – (1.2)%

(3,200)	Carnival Corporation	(128,096)

(1,100)	McDonald’s Corporation	(111,573)

(3,800)	Norwegian Cruise Line Holdings Limited, (2)	(128,250)

(1,700)	Starbucks Corporation	(124,508)
	Total Hotels, Restaurants & Leisure	(492,427)

	Household Durables – (0.7)%

(4,200)	D.R. Horton, Inc.	(99,456)

(2,600)	Lennar Corporation, Class A	(106,340)

(2,600)	Toll Brothers Inc., (2)	(94,172)
	Total Household Durables	(299,968)

	Household Products – (0.6)%

(1,700)	Colgate-Palmolive Company	(116,280)

(1,600)	Procter & Gamble Company	(129,264)
	Total Household Products	(245,544)

	Insurance – (0.8)%

(3,800)	Brown & Brown Inc.	(114,722)

(3,200)	Hartford Financial Services Group, Inc.	(110,880)

(2,500)	MetLife, Inc.	(127,325)
	Total Insurance	(352,927)

	Internet & Catalog Retail – (0.3)%

(400)	Amazon.com, Inc., (2)	(125,020)

	Internet Software & Services – (0.7)%

(800)	LinkedIn Corporation, Class A Shares, (2)	(128,072)

(2,700)	Twitter Inc., (2)	(87,588)

(2,200)	Yahoo! Inc., (2)	(76,230)
	Total Internet Software & Services	(291,890)

	Leisure Equipment & Products – (0.3)%

(3,000)	Mattel, Inc.	(116,490)

	Life Sciences Tools & Services – (0.1)%

(600)	Agilent Technologies, Inc.	(34,164)

	Machinery – (0.7)%

(1,000)	Harsco Corporation	(26,980)

32	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

(1,400)	Illinois Tool Works, Inc.	$(121,170)

(3,600)	Navistar International Corporation, (2)	(123,372)
	Total Machinery	(271,522)

	Media – (0.6)%

(37,100)	Sirius XM Holdings Inc., (2)	(121,688)

(3,600)	Thomson Corporation	(124,884)
	Total Media	(246,572)

	Metals & Mining – (0.8)%

(2,400)	Nucor Corporation	(121,512)

(4,200)	Southern Copper Corporation	(124,824)

(4,500)	Tahoe Resources Inc., (2)	(93,510)
	Total Metals & Mining	(339,846)

	Multiline Retail – (0.3)%

(8,400)	J.C. Penney Company, Inc., (2)	(75,516)

(1,000)	Sears Holding Corporation, (2)	(42,055)
	Total Multiline Retail	(117,571)

	Multi-Utilities – (1.2)%

(1,800)	Dominion Resources, Inc.	(124,128)

(2,700)	NiSource Inc.	(100,899)

(2,800)	PG&E Corporation	(128,436)

(1,300)	Sempra Energy	(130,455)
	Total Multi-Utilities	(483,918)

	Oil, Gas & Consumable Fuels – (4.1)%

(1,900)	Antero Resources Corporation, (2)	(116,850)

(3,500)	Cabot Oil & Gas Corporation	(126,840)

(2,100)	Cheniere Energy Inc., (2)	(143,031)

(6,900)	Cobalt International Energy, Inc., (2)	(127,581)

(2,600)	CONSOL Energy Inc.	(114,842)

(1,200)	Exxon Mobil Corporation	(120,636)

(2,900)	Golar LNG, Limited	(134,995)

(1,700)	Noble Energy, Inc.	(122,519)

(1,500)	ONEOK, Inc.	(96,735)

(600)	Pioneer Natural Resources Company	(126,096)

(1,000)	Range Resources Corporation	(92,950)

(3,100)	Spectra Energy Corporation	(125,798)

(1,900)	Teekay Shipping Corporation	(109,915)

(2,800)	Williams Companies, Inc.	(131,488)
	Total Oil, Gas & Consumable Fuels	(1,690,276)

Nuveen Investments	33

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Personal Products – (0.3)%

(1,600)	Estee Lauder Companies Inc., Class A	$(122,592)

	Pharmaceuticals – (1.0)%

(600)	Actavis Inc., (2)	(126,924)

(2,600)	Hospira Inc., (2)	(127,842)

(900)	Perrigo Company	(124,380)

(1,000)	Theravance Inc., (2)	(28,650)

(500)	Zoetis Incorporated	(15,350)
	Total Pharmaceuticals	(423,146)

	Professional Services – (0.2)%

(2,000)	Nielsen Holdings BV	(96,520)

	Road & Rail – (0.0)%

(100)	Genesee & Wyoming Inc., (2)	(9,735)

	Semiconductors & Equipment – (0.9)%

(2,400)	Analog Devices, Inc.	(125,712)

(6,000)	Applied Materials, Inc.	(121,140)

(500)	Avago Technologies Limtied	(35,335)

(2,300)	Texas Instruments Incorporated	(108,054)
	Total Semiconductors & Equipment	(390,241)

	Software – (1.3)%

(1,200)	Adobe Systems Incorporated, (2)	(77,448)

(5,900)	Nuance Communications, Inc., (2)	(95,492)

(2,300)	Salesforce.com, Inc., (2)	(121,049)

(2,200)	ServiceNow Inc., (2)	(115,082)

(1,500)	Workday Inc., Class A, (2)	(117,555)
	Total Software	(526,626)

	Specialty Retail – (0.4)%

(2,000)	CarMax, Inc., (2)	(88,620)

(800)	Signet Jewelers Limited	(84,872)

(100)	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	(8,490)
	Total Specialty Retail	(181,982)

	Textiles, Apparel & Luxury Goods – (0.7)%

(1,000)	PVH Corporation	(131,630)

(500)	Ralph Lauren Corporation	(76,740)

(1,200)	Under Armour, Inc., (2)	(60,948)
	Total Textiles, Apparel & Luxury Goods	(269,318)

	Thrifts & Mortgage Finance – (0.2)%

(5,800)	TFS Financial Corporation, (2)	(78,184)

34	Nuveen Investments

Shares	Description (1)	Value

	Tobacco – (0.3)%

(2,100)	Reynolds American Inc.	$(125,223)

	Trading Companies & Distributors – (0.5)%

(2,400)	Fastenal Company	(117,000)

(4,000)	HD Suplly Holdings Inc., (2)	(105,080)
	Total Trading Companies & Distributors	(222,080)

	Water Utilities – (0.2)%

(3,800)	Aqua America Inc.	(96,444)

	Wireless Telecommunication Services – (0.3)%

(13,500)	Sprint Corporation, (2)	(128,925)
	Total Common Stocks Sold Short (cost $11,759,510)	(12,465,167)
	Other Assets Less Liabilities – 0.1%	71,071
	Net Assets – 100%	$41,660,088

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$54,054,184	$—	$—	$54,054,184
Short-Term Investments:
Common Stocks Sold Short	(12,465,167)	—	—	(12,465,167)
Total	$41,589,017	$—	$—	$41,589,017

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments (excluding common stocks sold short) was $49,596,217.

Nuveen Investments	35

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$4,927,302
Depreciation	(469,335)
Net unrealized appreciation (depreciation) of investments	$4,457,967

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, cash and long-term investments with a value of $17,066,167 have been pledged as collateral for Common Stocks Sold Short.

36	Nuveen Investments

Nuveen Large Cap Growth Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.9%

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 3.1%

4,400	Boeing Company	$595,100

3,100	Huntington Ingalls Industries Inc.	309,473
	Total Aerospace & Defense	904,573

	Airlines – 2.2%

200	Copa Holdings SA	28,586

8,300	Delta Air Lines, Inc.	331,253

11,300	Southwest Airlines Co.	298,885
	Total Airlines	658,724

	Auto Components – 1.3%

5,100	Delphi Automotive PLC	352,206

400	Lear Corporation	35,220
	Total Auto Components	387,426

	Automobiles – 1.2%

21,900	Ford Motor Company	360,036

	Beverages – 1.4%

5,500	Dr. Pepper Snapple Group	317,350

1,200	PepsiCo, Inc.	105,996
	Total Beverages	423,346

	Biotechnology – 8.6%

2,200	Alexion Pharmaceuticals Inc., (2)	365,904

4,700	Amgen Inc.	545,153

900	Biogen Idec Inc., (2)	287,433

3,100	Celgene Corporation, (2)	474,393

8,000	Gilead Sciences, Inc., (2)	649,680

6,800	Myriad Genentics Inc., (2)	225,488
	Total Biotechnology	2,548,051

	Capital Markets – 2.9%

2,400	Ameriprise Financial, Inc.	270,264

6,200	Lazard Limited	313,100

4,300	Waddell & Reed Financial, Inc., Class A	259,634
	Total Capital Markets	842,998

	Chemicals – 1.8%

3,800	LyondellBasell Industries NV	378,366

700	Sherwin-Williams Company	143,227
	Total Chemicals	521,593

Nuveen Investments	37

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 2.0%

4,700	Cintas Corporation	$291,964

10,800	Pitney Bowes Inc.	298,404
	Total Commercial Services & Supplies	590,368

	Computers & Peripherals – 7.5%

2,400	Apple, Inc.	1,519,200

13,600	EMC Corporation	361,216

9,300	NetApp, Inc.	344,193
	Total Computers & Peripherals	2,224,609

	Construction & Engineering – 2.0%

9,100	AECOM Technology Corporation, (2)	292,474

4,100	Fluor Corporation	307,828
	Total Construction & Engineering	600,302

	Containers & Packaging – 3.4%

3,800	Avery Dennison Corporation	192,660

5,300	Ball Corporation	319,908

2,500	Rock-Tenn Company	252,575

5,000	Silgan Holdings, Inc.	244,150
	Total Containers & Packaging	1,009,293

	Diversified Financial Services – 1.1%

3,900	Moody’s Corporation	333,606

	Diversified Telecommunication Services – 5.6%

15,100	Intelsat SA, (2)	292,789

6,000	Level 3 Communications Inc., (2)	261,900

15,900	Verizon Communications Inc.	794,364

33,000	Windstream Holdings Inc.	315,810
	Total Diversified Telecommunication Services	1,664,863

	Electronic Equipment & Instruments – 1.0%

7,100	Dolby Laboratories, Inc., (2)	294,934

	Health Care Equipment & Supplies – 2.2%

2,200	C. R. Bard, Inc.	325,402

3,900	Edwards Lifesciences Corporation, (2)	316,680
	Total Health Care Equipment & Supplies	642,082

	Health Care Providers & Services – 2.6%

4,100	Aetna Inc.	317,955

2,300	McKesson HBOC Inc.	436,172
	Total Health Care Providers & Services	754,127

	Hotels, Restaurants & Leisure – 4.6%

5,700	Brinker International Inc.	283,005

38	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

1,400	International Game Technology	$17,570

5,000	Las Vegas Sands	382,600

2,900	Six Flags Entertainment Corporation	117,334

3,900	Wyndham Worldwide Corporation	288,327

1,200	Wynn Resorts Ltd	257,964
	Total Hotels, Restaurants & Leisure	1,346,800

	Household Durables – 1.5%

2,100	Tupperware Corporation	175,812

1,800	Whirlpool Corporation	258,390
	Total Household Durables	434,202

	Internet & Catalog Retail – 1.1%

4,300	Expedia, Inc.	315,190

	Internet Software & Services – 1.9%

4,400	IAC/InterActiveCorp.	291,324

5,500	VeriSign, Inc., (2)	275,440
	Total Internet Software & Services	566,764

	IT Services – 4.6%

13,300	Booz Allen Hamilton Holding	294,329

3,200	DST Systems Inc.	291,680

4,400	Gartner Inc., (2)	312,796

1,400	International Business Machines Corporation (IBM)	258,104

7,300	NeuStar, Inc., (2)	204,546
	Total IT Services	1,361,455

	Machinery – 3.7%

4,800	Allision Transmission Holdings Inc.	148,656

900	Caterpillar Inc.	92,007

3,100	Dover Corporation	270,258

4,000	IDEX Corporation	306,720

2,700	WABCO Holdings Inc., (2)	288,279
	Total Machinery	1,105,920

	Media – 9.6%

17,200	Cablevision Systems Corporation	303,236

1,700	Comcast Corporation, Class A	88,740

5,000	DirecTV, (2)	412,200

2,800	Dish Network Corporation, Class A, (2)	164,248

14,100	Interpublic Group Companies, Inc.	269,592

3,800	Omnicom Group, Inc.	270,370

12,100	Regal Entertainment Group, Class A	236,071

9,800	Starz, Class A, (2)	299,880

Nuveen Investments	39

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Media (continued)

2,900	Time Warner Cable, Class A	$409,364

4,500	Viacom Inc., Class B	383,985
	Total Media	2,837,686

	Multiline Retail – 2.0%

4,700	Dollar Tree Stores Inc., (2)	249,241

5,800	Macy’s, Inc.	347,362
	Total Multiline Retail	596,603

	Oil, Gas & Consumable Fuels – 0.2%

700	SM Energy Company	53,067

	Paper & Forest Products – 0.8%

5,200	International Paper Company	247,676

	Personal Products – 1.1%

4,800	Herbalife, Limited	311,184

	Road & Rail – 1.1%

5,600	Avis Budget Group Inc., (2)	320,488

	Semiconductors & Equipment – 0.2%

2,400	Intel Corporation	65,568

	Software – 7.4%

4,600	Intuit, Inc.	364,734

27,000	Microsoft Corporation	1,105,380

16,700	Oracle Corporation	701,734
	Total Software	2,171,848

	Specialty Retail – 6.2%

9,100	Aaron Rents Inc.	298,844

8,400	Best Buy Co., Inc.	232,344

6,300	Gap, Inc.	259,749

7,700	Home Depot, Inc.	617,771

9,200	Lowe’s Companies, Inc.	433,136
	Total Specialty Retail	1,841,844

	Textiles, Apparel & Luxury Goods – 0.9%

2,600	Fossil Group Inc., (2)	272,376

	Tobacco – 1.2%

5,600	Lorillard Inc.	348,152

	Trading Companies & Distributors – 0.9%

2,700	United Rentals Inc., (2)	272,835
	Total Long-Term Investments (cost $26,787,899)	29,230,589
	Other Assets Less Liabilities – 1.1%	316,996
	Net Assets – 100%	$29,547,585

40	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$29,230,589	$—	$—	$29,230,589

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $26,791,718.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,732,703
Depreciation	(293,832)
Net unrealized appreciation (depreciation) of investments	$2,438,871

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	41

Nuveen Large Cap Value Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.0%

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 2.6%

39,000	Northrop Grumman Corporation	$4,740,450

51,000	Raytheon Company	4,976,070
	Total Aerospace & Defense	9,716,520

	Airlines – 0.3%

40,000	Southwest Airlines Co.	1,058,000

	Auto Components – 0.1%

7,200	Delphi Automotive PLC	497,232

	Automobiles – 1.5%

331,000	Ford Motor Company	5,441,640

	Banks – 2.4%

14,000	JP Morgan Chase & Co.	777,980

64,000	PNC Financial Services Group, Inc.	5,457,280

22,000	Popular Inc., (2)	663,960

39,000	Wells Fargo & Company	1,980,420
	Total Banks	8,879,640

	Capital Markets – 2.9%

38,000	Ameriprise Financial, Inc.	4,279,180

41,000	Goldman Sachs Group, Inc.	6,552,210
	Total Capital Markets	10,831,390

	Commercial Services & Supplies – 1.1%

145,000	Pitney Bowes Inc.	4,006,350

	Communication Equipment – 1.5%

456,000	Brocade Communications Systems Inc., (2)	4,158,720

56,000	Cisco Systems, Inc.	1,378,720
	Total Communication Equipment	5,537,440

	Computers & Peripherals – 6.3%

14,000	Apple, Inc.	8,862,000

190,000	Hewlett-Packard Company	6,365,000

89,000	Lexmark International, Inc., Class A	3,879,510

47,000	Western Digital Corporation	4,128,950
	Total Computers & Peripherals	23,235,460

	Construction & Engineering – 2.1%

123,000	AECOM Technology Corporation, (2)	3,953,220

87,000	URS Corporation	3,915,000
	Total Construction & Engineering	7,868,220

42	Nuveen Investments

Shares	Description (1)	Value

	Consumer Finance – 2.8%

70,000	Capital One Financial Corporation	$5,522,300

84,000	Discover Financial Services	4,966,920
	Total Consumer Finance	10,489,220

	Containers & Packaging – 0.9%

32,000	Rock-Tenn Company	3,232,960

	Diversified Consumer Services – 1.9%

142,000	Apollo Group, Inc., (2)	3,805,600

77,000	Devry Education Group Inc.	3,251,710
	Total Diversified Consumer Services	7,057,310

	Diversified Financial Services – 0.4%

12,000	Berkshire Hathaway Inc., Class B, (2)	1,540,080

	Diversified Telecommunication Services – 7.3%

312,000	AT&T Inc.	11,066,640

121,000	CenturyLink Inc.	4,558,070

679,000	Frontier Communications Corporation	3,931,410

194,000	Intelsat SA, (2)	3,761,660

400,000	Windstream Holdings Inc.	3,828,000
	Total Diversified Telecommunication Services	27,145,780

	Electrical Equipment – 0.3%

17,000	Regal-Beloit Corporation	1,297,610

	Electronic Components – 1.1%

94,000	Dolby Laboratories, Inc., (2)	3,904,760

	Electronic Equipment & Instruments – 1.9%

179,000	Jabil Circuit Inc.	3,368,780

63,000	Tech Data Corporation, (2)	3,749,130
	Total Electronic Equipment & Instruments	7,117,910

	Energy Equipment & Services – 0.3%

17,000	Unit Corporation, (2)	1,079,840

	Food Products – 1.3%

105,000	Archer-Daniels-Midland Company	4,718,700

	Health Care Equipment & Supplies – 2.7%

97,000	Hill Rom Holdings Inc.	3,849,930

101,000	Medtronic, Inc.	6,164,030
	Total Health Care Equipment & Supplies	10,013,960

	Health Care Providers & Services – 6.8%

58,000	Aetna Inc.	4,497,900

61,000	Cardinal Health, Inc.	4,308,430

Nuveen Investments	43

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

36,000	Humana Inc.	$4,480,560

87,000	UnitedHealth Group Incorporated	6,927,810

46,000	Wellpoint Inc.	4,984,560
	Total Health Care Providers & Services	25,199,260

	Hotels, Restaurants & Leisure – 1.9%

339,000	Penn National Gaming, Inc., (2)	3,952,740

58,000	Royal Caribbean Cruises Limited	3,206,820
	Total Hotels, Restaurants & Leisure	7,159,560

	Household Durables – 1.1%

28,000	Whirlpool Corporation	4,019,400

	Household Products – 0.4%

17,000	Procter & Gamble Company	1,373,430

	Industrial Conglomerates – 0.9%

124,000	General Electric Company	3,321,960

	Insurance – 9.9%

39,000	AFLAC Incorporated	2,387,970

15,000	Allied World Assurance Holdings	562,500

34,000	Allstate Corporation	1,980,840

82,000	Aspen Insurance Holdings Limited	3,767,900

58,000	Assurant Inc.	3,932,980

71,000	Axis Capital Holdings Limited	3,265,290

25,000	Everest Reinsurance Group Ltd	4,000,500

38,000	PartnerRe Limited	4,080,060

4,000	Protective Life Corporation	209,200

48,000	Reinsurance Group of America Inc.	3,751,680

39,000	RenaisasnceRE Holdings, Limited	4,062,630

51,000	Travelers Companies, Inc.	4,765,950
	Total Insurance	36,767,500

	IT Services – 3.6%

164,000	Booz Allen Hamilton Holding	3,629,320

22,000	Computer Sciences Corporation	1,383,580

41,000	DST Systems Inc.	3,737,150

375,000	Xerox Corporation	4,631,250
	Total IT Services	13,381,300

	Machinery – 6.1%

46,000	Allision Transmission Holdings Inc.	1,424,620

57,000	Caterpillar Inc.	5,827,110

51,000	IDEX Corporation	3,910,680

44	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

68,000	Joy Global Inc.	$3,886,200

62,000	Oshkosh Truck Corporation	3,351,100

34,000	Parker Hannifin Corporation	4,257,820
	Total Machinery	22,657,530

	Media – 2.7%

4,300	DirecTV, (2)	354,492

34,000	John Wiley and Sons Inc., Class A	1,862,520

180,000	Regal Entertainment Group, Class A	3,511,800

119,000	Starz, Class A, (2)	3,641,400

10,000	Walt Disney Company	840,100
	Total Media	10,210,312

	Multiline Retail – 3.3%

33,000	Dillard’s, Inc., Class A	3,720,750

78,000	Kohl’s Corporation	4,246,320

69,000	Macy’s, Inc.	4,132,410
	Total Multiline Retail	12,099,480

	Oil, Gas & Consumable Fuels – 9.6%

55,000	Apache Corporation	5,127,100

144,000	Chesapeake Energy Corporation	4,135,680

16,000	Chevron Corporation	1,964,640

99,000	Exxon Mobil Corporation	9,952,470

44,000	Hess Corporation	4,017,200

65,000	Phillips 66	5,511,350

90,000	Valero Energy Corporation	5,044,500
	Total Oil, Gas & Consumable Fuels	35,752,940

	Paper & Forest Products – 2.1%

42,000	Domtar Corporation	3,816,960

81,000	International Paper Company	3,858,030
	Total Paper & Forest Products	7,674,990

	Pharmaceuticals – 3.5%

22,000	Johnson & Johnson	2,232,120

364,000	Pfizer Inc.	10,785,320
	Total Pharmaceuticals	13,017,440

	Semiconductors & Equipment – 0.6%

41,000	Intel Corporation	1,120,120

66,096	NVIDIA Corporation	1,255,824
	Total Semiconductors & Equipment	2,375,944

Nuveen Investments	45

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Software – 2.4%

197,000	Activision Blizzard Inc.	$4,093,660

29,000	Microsoft Corporation	1,187,260

172,000	Symantec Corporation	3,782,280
	Total Software	9,063,200

	Specialy Retail – 2.4%

145,000	Best Buy Co., Inc.	4,010,700

87,000	GameStop Corporation	3,292,950

149,000	Staples, Inc.	1,676,250
	Total Specialy Retail	8,979,900

	Trading Companies & Distributors – 1.0%

42,000	WESCO International Inc., (2)	3,587,640
	Total Long-Term Investments (cost $327,898,628)	371,311,808
	Other Assets Less Liabilities – 0.0%	119,546
	Net Assets – 100%	$371,431,354

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$371,311,808	$—	$—	$371,311,808

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $330,769,184.

46	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$46,709,587
Depreciation	(6,166,963)
Net unrealized appreciation (depreciation) of investments	$40,542,624

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	47

Nuveen Intelligent Risk Conservative Allocation Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 100.2%

	EXCHANGE-TRADED FUNDS – 100.2%

	Commodity Funds – 15.5%

16,875	PowerShares DB Commodity Index Tracking Fund, (3)	$439,256

7,609	PowerShares DB Gold Fund, (3)	317,676
	Total Commodity Funds	756,932

	Equity Funds – 38.7%

3,580	iShares® Russell 1000® Index Fund	385,351

2,706	iShares® Russell 2000® Index Fund	305,399

6,640	iShares® S&P North American Natural Resources Sector Index Fund	311,483

6,503	Vanguard FTSE Developed Markets ETF	277,418

7,202	Vanguard FTSE Emerging Markets ETF	303,924

4,090	Vanguard REIT ETF	305,482
	Total Equity Funds	1,889,057

	Fixed Income Funds – 46.0%

7,954	iShares® Barclays 20+ Year Treasury Bond Fund	907,552

1,308	iShares® Barclays TIPS Bond Fund	151,192

8,266	iShares® S&P National AMT-Free Municipal Bond Fund	901,655

6,854	SPDR® Barclays Capital High Yield Bond Fund	284,647
	Total Fixed Income Funds	2,245,046
	Total Long-Term Investments (cost $4,665,269)	4,891,035

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.3%

	Money Market Funds – 0.3%

16,244	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$16,244
	Total Short-Term Investments (cost $16,244)	16,244
	Total Investments (cost $4,681,513) – 100.5%	4,907,279
	Other Assets Less Liabilities – (0.5)%	(25,976)
	Net Assets – 100%	$4,881,303

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

48	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$4,891,035	$—	$—	$4,891,035
Short-Term Investments:
Money Market Funds	16,244	—	—	16,244
Total	$4,907,279	$—	$—	$4,907,279

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $4,697,153.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$227,637
Depreciation	(17,511)
Net unrealized appreciation (depreciation) of investments	$210,126

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

Nuveen Investments	49

Nuveen Intelligent Risk Growth Allocation Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.9%

	EXCHANGE-TRADED FUNDS – 99.9%

	Equity Funds – 99.9%

892	iShares® MSCI EAFE Index Fund	$61,914

5,497	iShares® Russell 1000® Index Fund	591,697

14,272	iShares® Russell 2000® Index Fund	1,610,738

28,618	iShares® S&P North American Natural Resources Sector Index Fund	1,342,470

39,921	Vanguard FTSE Developed Markets ETF	1,703,030

20,250	Vanguard FTSE Emerging Markets ETF	854,550
	Total Long-Term Investments (cost $5,756,550)	6,164,399

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 1.3%

79,361	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$79,361
	Total Short-Term Investments (cost $79,361)	79,361
	Total Investments (cost $5,835,911) – 101.2%	6,243,760
	Other Assets Less Liabilities – (1.2)%	(72,613)
	Net Assets – 100%	$6,171,147

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$6,164,399	$ —	$ —	$6,164,399
Short-Term Investments:
Money Market Funds	79,361	—	—	79,361
Total	$6,243,760	$ —	$ —	$6,243,760

50	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $5,857,232.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$407,849
Depreciation	(21,321)
Net unrealized appreciation (depreciation) of investments	$386,528

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

Nuveen Investments	51

Nuveen Intelligent Risk Moderate Allocation Fund

Portfolio of Investments May 31, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 100.1%

	EXCHANGE-TRADED FUNDS – 100.1%

	Commodity Funds – 19.2%

11,918	PowerShares DB Commodity Index Tracking Fund, (3)	$310,226

19,814	PowerShares DB Gold Fund, (3)	827,234
	Total Commodity Funds	1,137,460

	Equity Funds – 74.0%

1,434	iShares® MSCI EAFE Index Fund	99,534

7,214	iShares® Russell 1000® Index Fund	776,515

8,704	iShares® Russell 2000® Index Fund	982,333

13,555	iShares® S&P North American Natural Resources Sector Index Fund	635,865

13,742	Vanguard FTSE Developed Markets ETF	586,234

17,491	Vanguard FTSE Emerging Markets ETF	738,120

7,752	Vanguard REIT ETF	578,997
	Total Equity Funds	4,397,598

	Fixed Income Funds – 6.9%

3,582	iShares® Barclays 20+ Year Treasury Bond Fund	408,706
	Total Long-Term Investments (cost $5,568,397)	5,943,764

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

52,474	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$52,474
	Total Short-Term Investments (cost $52,474)	52,474
	Total Investments (cost $5,620,871) – 101.0%	5,996,238
	Other Assets Less Liabilities – (1.0)%	(56,726)
	Net Assets – 100%	$5,939,512

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

52	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$5,943,764	$—	$—	$5,943,764
Short-Term Investments:
Money Market Funds	52,474	—	—	52,474
Total	$5,996,238	$—	$—	$5,996,238

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $5,677,728.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$391,841
Depreciation	(73,331)
Net unrealized appreciation (depreciation) of investments	$318,510

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

Nuveen Investments	53

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2014